Note 40 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	12 Months Ended
	May 03, 2021	Nov. 25, 2020	Nov. 04, 2020	Nov. 20, 2019	May 22, 2019	Nov. 21, 2018	May 23, 2018	Nov. 22, 2017	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 26, 2021
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.07	$ 0.07		$ 0.28	$ 0.13	$ 0.28	$ 0.13
Dividends paid, per ADS (in dollars per share)		$ 0.14			$ 0.56	$ 0.26	$ 0.56	$ 0.26
Dividends recognised as distributions to owners		$ 82,600		$ 153,000	$ 484,000		$ 484,000		$ 153,000	$ 87,938	$ 485,827	$ 487,681
Dividends payable, amount per ads (in dollars per share)			$ 0.14
Annual Dividend Proposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual dividend proposed to be distributed (in dollars per share)	$ 0.21
Annual dividend proposed to be distributed, amount per ads (in dollars per share)	$ 0.42
Annual dividend proposed to be distributed	$ 248,000
Dividends payable, amount per share (in dollars per share)													$ 0.14
Dividends payable, amount per ads (in dollars per share)													$ 0.28
Annual dividend payable													$ 165,000